Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001788230
Amendment Description	AMENDMENT NO. 1
Document Type	S-1/A
Entity Registrant Name	HERITAGE DISTILLING HOLDING COMPANY, INC.
Entity Address, State or Province	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true